Other current assets	12 Months Ended
Mar. 31, 2016
Other current assets
Other current assets

8. Other current assets:

Other current assets as of March 31, 2015 and 2016 consist of the following:

	Yen in millions
	March 31
	2015	2016
Other receivable	¥19,901	¥18,003
Deferred tax assets (Note 16)	9,159	9,133
Costs on uncompleted construction contracts	9,701	12,941
Prepaid expenses	6,612	5,978
Other	5,249	7,095

	¥50,622	¥53,150